Performance Management - Hundredfold Select Alternative Fund	Dec. 24, 2025
Service Class Shares
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance of Service Class Shares from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad-based market index and a supplementary index for the same periods. The Bloomberg U.S. Aggregate Bond Index shows how the Fund performance compared with a broad-based investment grade bond index during the same periods. The S&P 500 Total Return Index shows how the Fund compared with a widely used broad-based equity securities index during the periods shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance and daily NAV is available on the Fund’s website at www.HundredfoldSelect.com or by calling the Fund toll-free at 1-855-582-8006.

The Fund was reorganized on August 9, 2019 from a predecessor fund (the “Predecessor Fund-2”) to a series of Advisors Preferred Trust, a Delaware statutory trust (the “Reorganization-2”). Previously, the Fund was reorganized on October 3, 2011 from a predecessor fund (the “Predecessor Fund-1”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization-1”). The Fund is a continuation of Predecessor Fund-2 and Predecessor Fund-1 and, therefore, the performance information includes performance of the Predecessor Funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance of Service Class Shares from calendar year to calendar year.
Bar Chart [Heading]	Hundredfold Select Alternative Fund Total Return Service Class for the Calendar Years Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 13.21% for the quarter ended December 31, 2020 and its lowest calendar quarter return was (6.71)% for the quarter ended June 30, 2022. The year-to-date return of the Service Class Shares for the period ended September 30, 2022 was 7.75%.

Year to Date Return, Label [Optional Text]	The year-to-date return of the Service Class Shares for the period ended
Bar Chart, Year to Date Return	7.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2022
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest calendar quarter return was
Highest Quarterly Return	13.21%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	its lowest calendar quarter return was
Lowest Quarterly Return	(6.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Hundredfold Select Alternative Fund Service Class Shares	One Year	Five Years	10 Years
Return Before Taxes	2.79%	8.52%	6.56%
Return After Taxes on Distributions	0.55%	5.48%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.68%	5.43%	4.12%
Bloomberg U.S. Aggregate Bond Index(2) (Reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
S&P 500® Total Return Index(3) (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.HundredfoldSelect.com
Performance Availability Phone [Text]	1-855-582-8006
Investor Class Shares
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance for Investor Class Shares from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index and a supplementary index for the same periods. The Bloomberg U.S. Aggregate Bond Index shows how the Fund performance compared with a broad-based investment grade bond index during the same periods. The S&P 500 Total Return Index shows how the Fund compared with a widely used broad-based equity securities index during the periods shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance and daily NAV is available on the Fund’s website at www.HundredfoldSelect.com or by calling the Fund toll-free at 1-855-582-8006.

The Fund was reorganized on August 9, 2019 from a predecessor fund (the “Predecessor Fund-2”) to a series of Advisors Preferred Trust, a Delaware statutory trust (the “Reorganization-2”). Previously, the Fund was reorganized on October 3, 2011 from a predecessor fund (the “Predecessor Fund-1”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization-1”). The Fund is a continuation of Predecessor Fund-2 and Predecessor Fund-1 and, therefore, the performance information includes performance of the Predecessor Funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance for Investor Class Shares from calendar year to calendar year.
Bar Chart [Heading]	Hundredfold Select Alternative Fund Total Return Investor Class for the Calendar Years Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 13.46% for the quarter ended December 31, 2020 and its lowest calendar quarter return was (6.46)% for the quarter ended June 30, 2022. The year-to-date return of the Investor Class Shares for the period ended September 30, 2025 was 8.48%.

Year to Date Return, Label [Optional Text]	The year-to-date return of the Investor Class Shares for the period ended
Bar Chart, Year to Date Return	8.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest calendar quarter return was
Highest Quarterly Return	13.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	its lowest calendar quarter return was
Lowest Quarterly Return	(6.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown; and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).
Performance [Table]
Hundredfold Select Alternative Fund Investor Class Shares	One Year	Five Years	Ten Years
Return Before Taxes	3.77%	9.54%	7.54%
Return After Taxes on Distributions	1.43%	6.28%	4.80%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.26%	6.12%	4.73%
Bloomberg U.S. Aggregate Bond Index(2) (Reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
S&P 500® Total Return Index(3) (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown; and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

(3)	The S&P 500® Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.HundredfoldSelect.com
Performance Availability Phone [Text]	1-855-582-8006